Disaggregation of Revenue	6 Months Ended
Jun. 30, 2025
Disaggregation of Revenue [Abstract]
DISAGGREGATION OF REVENUE

12. Disaggregation of Revenue

The following table disaggregates revenue by type of services for the six-month periods ended June 30, 2024 and 2025. All service provided are recognized at a point in time.

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Integrated IPO financial printing services	16,959,904	24,608,775	3,134,916
Non-IPO financial printing services:
Annual reports	26,673,477	19,624,841	2,500,012
Circulars	5,254,849	4,462,793	568,516
Others	9,074,238	10,061,612	1,281,750
Total non-IPO services	41,002,564	34,149,246	4,350,278
Total	57,962,468	58,758,021	7,485,194

The following table sets forth a breakdown of revenue, cost of revenue and gross profit margin by major categories for the six-month periods ended June 30, 2024 and 2025, respectively:

	For the six-month periods ended June 30, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Revenue from Integrated IPO financial printing services	16,959,904	4,794,229	12,165,675	70.7%
Revenue from non-IPO financial printing services	41,002,564	24,855,558	16,147,006	39.4%
Total	57,962,468	29,649,787	28,312,681	48.8%

	For the six-month periods ended June 30, 2025
	Revenue	Cost of revenue	Gross profit	Gross profit	Gross profit margin
	HK$	HK$	HK$	US$	%
Revenue from Integrated IPO financial printing services	24,608,775	10,448,296	14,160,479	1,803,906	57.5%
Revenue from non-IPO financial printing services	34,149,246	20,739,721	13,409,525	1,708,241	39.3%
Total	58,758,021	31,188,017	27,570,004	3,512,147	46.9%